PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Prepaid insurance expense	¥ 115,498,191		¥ 65,753,529
Staff advances	18,060,202		9,984,229
Rental deposits	11,137,408		7,638,632
Prepaid gasoline and repair supplies	17,481,886		14,081,872
Receivables from disposal of vehicles	127,915,314		20,366,352
Value-added taxes deductible	311,501,214		166,328,043
Prepaid rental expenses	13,964,546		8,479,708
Net investment in direct financing leases, current portion	63,999,571		63,927,894
Others	48,229,013		21,284,711
Total	¥ 727,787,345	$ 104,823,181	¥ 377,844,970